Consolidated Statement Of Changes In Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Cash dividends declared, per share	$ 1.34	$ 1.26	$ 1.22